Note 17 - Other Post-retirement Benefits Which Reflects Expected Future Services Expected to Be Paid (Details) $ in Millions	Dec. 31, 2015 USD ($)
Other Postretirement Benefits Which Reflects Expected Future Services Expected To Be Paid [Line Items]
2016	$ 5
Other Postretirement Benefit Plans [Member]
Other Postretirement Benefits Which Reflects Expected Future Services Expected To Be Paid [Line Items]
2016	5
2017	5
2018	5
2019	4
2020	4
2021-2025	$ 19